Consolidated statements of financial position - CAD ($)	May 31, 2023	Aug. 31, 2022	May 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Current
Cash	$ 1,536,064	$ 5,824,716		$ 18,147,821
Trade and other receivables	583,390	472,548		319,740
Inventories	2,719,508	2,093,776		1,976,084
Prepaid expenses	1,005,283	2,472,301		544,843
Grants and investment tax credits receivable		681,663		108,302
Share subscription receivable	39,200	39,200		39,200
Advances to related parties	20,262	16,736		185,407
Total current assets	6,087,806	11,600,940		21,321,397
Debentures		2,435,000		2,850,000
Right-of-use assets	2,613,667	2,261,100		2,905,199
Property and equipment	2,354,863	2,218,982		1,414,509
Intangibles	1,006,063	1,112,670		1,225,722
Deferred income taxes				17,547
Goodwill	9,726,002	9,352,640		9,033,638
Other financial assets	115,291	118,877		33,280
Total assets	21,903,692	29,100,209		38,801,292
Current
Trade and other payables	1,777,861	1,030,331		848,054
Income tax payable		3,188		138,308
Contract liabilities	850,042	1,029,318		898,713
Current portion of lease liabilities	673,267	561,168		562,136
Current portion of long-term debt	293,980	72,090		10,179
Other financial liabilities	130,540	177,834		237,444
Total current liabilities	3,960,690	2,873,929		2,694,834
Lease liabilities	2,151,685	1,854,381		2,404,680
Long-term debt	96,714	155,259		53,936
Deferred income taxes	151,112	188,044		122,655
Total liabilities	9,613,225	5,071,613		5,276,105
Shareholders' equity
Capital stock	46,851,134	43,441,591		42,834,982
Contributed surplus	11,600,738	10,560,886		7,861,405
Accumulated other comprehensive income	1,093,086	697,671		388,566
Deficit	(47,254,491)	(30,671,552)		(17,559,766)
Total shareholders' equity	12,290,467	24,028,596	$ 27,451,318	33,525,187	$ 791,915	$ (132,302)
Total shareholders' equity and liabilities	$ 21,903,692	$ 29,100,209		$ 38,801,292